Transactions with Former Parent Company (Details) (Details) (Covidien, USD $)											12 Months Ended
	Sep. 27, 2013 Prepaid expenses and other current assets	Jun. 28, 2013 Prepaid expenses and other current assets	Sep. 27, 2013 Other Current Liabilities [Member]	Jun. 28, 2013 Other Current Liabilities [Member]	Sep. 27, 2013 Separation and Distribution Agreement	Jun. 28, 2013 Separation and Distribution Agreement	Sep. 27, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement	Jun. 28, 2013 Tax Matters Agreement Minimum	Jun. 28, 2013 Tax Matters Agreement Maximum	Sep. 27, 2013 Net Sales	Sep. 28, 2012 Net Sales	Sep. 30, 2011 Net Sales	Sep. 27, 2013 Cost of Sales	Sep. 28, 2012 Cost of Sales	Sep. 30, 2011 Cost of Sales	Sep. 27, 2013 Selling, general and administrative	Sep. 28, 2012 Selling, general and administrative	Sep. 30, 2011 Selling, general and administrative
Related Party Transaction [Line Items]
Inventory sold											$ 51,200,000	$ 54,200,000	$ 52,400,000
Inventory purchases														38,400,000	34,700,000	41,100,000
Allocated expenses																	39,600,000	49,200,000	56,300,000
Due from related parties	62,200,000	22,300,000
Due to related parties			79,300,000	61,900,000
Initial cash capitalization						168,000,000
Estimated cash upon completion of distribution						168,000,000
Adjustment payment benchmark						20,000,000
Final adjustment payment					0
Tax agreement, tax threshold							$ 200,000,000
Change in ownership percentage								35.00%
Term of restriction after dividend distribution									2 years	5 years